Securities Act File No. 333-202460
Investment Company Act File No. 811-23036

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

_______________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 12 ☒

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 12 ☒

__________________________________________________________________

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC.

(Exact Name of Registrant as Specified in its Charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

(Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166

(Name and Address of Agent for Service)

COPY TO:

David Stephens, Esq.
Proskauer Rose LLP
Eleven Times Square
New York, New York 10036

__________________________________________________________________

It is proposed that this filing will become effective (check appropriate box)

_____ immediately upon filing pursuant to paragraph (b)
☒ on November 1, 2017 pursuant to paragraph (b)
_____ 60 days after filing pursuant to paragraph (a)(1)
_____ on (DATE) pursuant to paragraph (a)(1)
_____ 75 days after filing pursuant to paragraph (a)(2)
_____ on (DATE) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to BNY Mellon Insight Broad Opportunities Fund and does not affect the Registration Statement of BNY Mellon Absolute Insight Multi-Strategy Fund or BNY Mellon Insight Core Plus Fund.

EXPLANATORY NOTE

This Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A for BNY Mellon Absolute Insight Funds, Inc. is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until November 1, 2017, the effectiveness of Post-Effective Amendment No. 9 ("PEA No. 9"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0001571049-17-006542 on July 7, 2017. Since no other changes are intended to be made to PEA No. 9 by means of this filing, Parts A, B and C of PEA No. 9 are incorporated herein by reference.

PART A – PROSPECTUSES

The Prospectus for Class A, Class C, Class I, Class Y shares of BNY Mellon Insight Broad Opportunities Fund and the Prospectus for Class T shares of BNY Mellon Insight Broad Opportunities Fund are incorporated herein by reference to Part A of PEA No. 9.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for Class A, Class C, Class I, Class Y and Class T shares of BNY Mellon Insight Broad Opportunities Fund is incorporated herein by reference to Part B of PEA No. 9.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 9.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 18th day of October, 2017.

BNY MELLON ABSOLUTE INSIGHT FUNDS, INC

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	October 18, 2017
Bradley J. Skapyak

	/s/ James Windels* James Windels	Treasurer (Principal Financial and Accounting Officer)	October 18, 2017

	/s/ Joseph S. DiMartino*	Chairman of the Board	October 18, 2017
Joseph S. DiMartino

	/s/ Gordon J. Davis*	Board Member	October 18, 2017
Gordon J. Davis

	/s/ Joni Evans*	Board Member	October 18, 2017
Joni Evans

	/s/ Ehud Houminer*	Board Member	October 18, 2017
Ehud Houminer

	/s/ Hans C. Mautner*	Board Member	October 18, 2017
Hans C. Mautner

	/s/ Robin A. Melvin*	Board Member	October 18, 2017
Robin A. Melvin

	/s/ Burton N. Wallack*	Board Member	October 18, 2017
Burton N. Wallack

	/s/ Benaree P. Wiley*	Board Member	October 18, 2017
Benaree P. Wiley
*BY:	/s/ Sarah S. Kelleher
Sarah S. Kelleher Attorney-in-Fact